Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	MSC INDUSTRIAL DIRECT CO., INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-14130
Entity Tax Identification Number	11-3289165
Entity Address, Address Line One	515 Broadhollow Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	516
Local Phone Number	812-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	MSM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001003078
Amendment Flag	false